AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

January 22, 2015

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Select Fund

(File Nos. 033-13954, 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Fund”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 109 to the Fund’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”). This PEA is filed for the purposes of adding the Absolute Return, Core Income and Equity Long/Short Portfolios, new series of the Trust.

Information that was not available at the time of filing (e.g., other accounts managed for portfolio managers) will be added in a 485(b) filing prior to the effective date.

As the facing page indicates, PEA No. 109 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)